INVESTMENT, AVAILABLE FOR SALE DISCLOSURE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Proceeds from sale of investment, available for sale	$ 7,289,000	$ 0	$ 0
Biohaven shares
Issuance of dividends, shares	6,102,730
Common stock sold	236,770
Sale of stock, price per share	$ 30.79
Proceeds from sale of investment, available for sale	$ 7,289,337